Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investment Securities [Line Items]
Proceeds from sale of available-for-sale securities	¥ 10,717
Gross realized gains on available-for-sale securities	19
Available-For-Sale Securities [Member]
Investment Securities [Line Items]
Other-than-temporarily impairment losses	1,259	426	57
Non-Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporarily impairment losses	995	86	259
Carrying amounts of non-marketable equity securities	450	1,824
Fair value	50	1,812
Non-marketable equity securities with a purchase cost	1,395	98	376
Non-marketable equity securities written down to fair value	¥ 400	¥ 12	¥ 117